Commitment and Contingencies (Details) - Schedule of Capital Commitments under Non-Cancelable Agreements	Sep. 30, 2023 USD ($)
Schedule of Capital Commitments under Non-Cancelable Agreements [Abstract]
October 2023 to September 2024	$ 2,575,365
October 2024 to September 2025	271,590
October 2025 to September 2026
October 2026 to September 2027
October 2027 to September 2028
Thereafter
Total	$ 2,846,955